Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 05, 2018	Dec. 31, 2017
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, outstanding (in shares)	21,118,267	21,815,963
Temporary equity, redemption price per share (in dollars per share)	$ 10.20	$ 10.20
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Temporary equity, shares outstanding (in shares)	21,118,267	21,815,963
Common Class A [Member]
Preferred stock, outstanding (in shares)	21,118,267	21,815,963
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	200,000,000	200,000,000
Common stock, issued (in shares)	1,881,733	1,184,037
Common stock, outstanding (in shares)	1,881,733	1,184,037
Temporary equity, shares outstanding (in shares)	21,118,267	21,815,963
Common Class B [Member]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	20,000,000	20,000,000
Common stock, issued (in shares)	5,750,000	5,750,000
Common stock, outstanding (in shares)	5,750,000	5,750,000